INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of loss before provision for income taxes for the years ended December 31, 2021, 2020, and 2019 are as follows (in thousands):

	December 31,
	2021	2020	2019
Domestic	$(101,211)	$(156,119)	$(59,408)
Foreign	—	—	—

Loss before income taxes	$(101,211)	$(156,119)	$(59,408)

Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income tax expense for the years ended December 31, 2021, 2020, and 2019 are as follows (in thousands):

	December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	—	5	6

Total current	—	5	6

Deferred:
Federal	—	—	—
State	—	—	—

Total deferred	—	—	—

Total provision for income taxes	$—	$5	$6

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	December 31,
	2021	2020	2019
Statutory rate	21.00%	21.00%	21.00%
State tax	3.15%	3.19%	7.13%
Foreign income and withholding taxes	1.61%	0.41%	0.08%
Stock-based compensation	6.17%	(0.60)%	(0.51)%
Change in fair value of warrants	0.71%	(11.36)%	0.53%
Other	(1.19)%	—%	(0.04)%
Non-deductible interest expense	(2.53)%	(1.51)%	(2.63)%
Valuation allowance	(28.92)%	(11.13)%	(25.56)%

Total	—%	—%	—%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2021 and 2020 are as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating losses	$92,160	$59,960
Tax credits	741	761
Depreciable assets	604	635
Operating lease liabilities	3,558	—
Accruals and allowances	1,803	575
Stock-based compensation	1,359	83
Deferred revenue	24,734	27,962
Interest expense	1,209	—
Other	3,989	3,035

Total gross deferred tax assets	130,157	93,011
Less: Valuation allowance	(125,082)	(91,315)

Net deferred tax assets	5,075	1,696
Deferred tax liabilities:
Amortization of asset retirement obligation	(768)	(944)
Intangibles	(862)	(752)
Right-of-use assets	(3,445)	—

Total gross deferred tax liabilities	(5,075)	(1,696)

Net deferred taxes	$—	$—